Loss Before Income Tax	6 Months Ended
Jun. 30, 2022
Profit (loss) [Abstract]
Loss Before Income Tax
14.	LOSS BEFORE INCOME TAX

a.	General and administrative expenses

	June 30,	June 30,
	2021	2022
General and administrative expenses	$6,893,836	$4,855,050

General and administrative expenses primarily related to employee expenses of employees other than those involved in research and development and professional fees. There were no changes in the nature of general and administrative expenses.

b.	Research and development expenses

	June 30,	June 30,
	2021	2022
Research and development expenses	$7,795,493	$19,339,045

Research and development expenses related to preclinical and clinical development work, manufacturing and employee expenses of employees involved in research and development. There were no changes in the nature of research and development expense. The increase was driven by clinical development expenses and manufacturing costs related to eblasakimab
and the
TREK-AD
Phase 2b trial, and higher headcount required in research and development work.

c.	Other income

	June 30,	June 30,
	2021	2022
ADS issuance contribution	$309,527	$—
Short-term investment valuation gain	—	30,191
Government grants for research and development expenditures	—	104,822
Government subsidies	21,392	21,736
Others	9,157	—

	$340,076	$156,749

Other income is the ADS issuance contribution per our depository agreement, certain government grants and from short-term investments. Other income of $0.3 million and $0.1 million were recognized for the six months ended June 30, 2021
,
and June 30, 2022, respectively, due to the ADS issuance contribution, receivable from J.P. Morgan Chase Bank N.A., the Custodian and the Depositary as part of the conversion of ordinary shares to ADS due to the Taiwan delisting in 2020 and issuance of new ADS, and certain statutory government subsidies and grants.

d.	Finance costs

	For the six months ended June 30
	2021	2022
Interest on government loans	$223,536	$218,337
Interest on loans from shareholders and related parties	204,847	—
Interest on K2HV long term borrowing	—	1,732,687
Interest on lease liabilities	13,330	3,741
Other interest expenses	173,189	5,556

	$614,902	$1,960,321

e.	Depreciation and amortization

	For the six months ended June 30
	2021	2022
Right-of-use assets	$132,402	$132,402
Property, plant and equipment	8,919	8,090
Computer software	504	2,060

	$141,825	$142,552

All depreciation and amortization expenses are recorded as general and administrative expenses for the six months ended June 30, 2021
,
and 2022.

f.	Employee benefits expense

	For the six months ended June 30
	2021	2022
Short-term benefits	$3,255,606	$4,900,660
Post-employment benefits (Note 11)	121,676	200,712
Share-based payments
Equity-settled	1,564,673	1,336,637
Cash-settled (Note 11)	765,201	(380,964)

Total employee benefits expense	$5,707,156	$6,057,045

Employee benefits expense by function
General and administrative expenses	$4,158,710	$2,997,087
Research and development expenses	1,548,446	3,059,958

	$5,707,156	$6,057,045